SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: valuation allowance	$ (42,902)
Depreciation		(68,421)
Deferred tax assets (liabilities), net	47,090	5,743
Deferred tax assets (liabilities), net	(47,090)	(5,743)
Less: valuation allowance		(65,648)	(43,410)
Deferred tax assets, net		(5,743)
UNITED STATES
Net operating loss carry forwards	42,902
Net operating loss carry forwards		65,648	43,410
Less: valuation allowance		(66,000)	(43,000)
MALAYSIA
Net operating loss carry forwards	$ 47,090	$ 62,678